----------------------------------------------------
LIBERTY TAX-EXEMPT INSURED FUND    SEMIANNUAL REPORT
----------------------------------------------------

MAY 31, 2000



                               [Graphic Omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Volatility was the watchword for the municipal markets during the past six months. Early in the period, interest rates were rising. Yields on most bonds followed suit, and as they rose, bond prices fell. The higher rates and yields were prompted by the Federal Reserve, which was concerned that robust economic growth could ignite higher levels of inflation. The Fed attempted to cool the economy and douse the inflationary sparks by raising key short-term lending rates by 0.25% in both February and March 2000.

Later, the municipal markets rallied slightly. Although the Fed raised short-term interest rates again in May -- this time, by 0.50% -- investors viewed it as a positive move. Convinced that the central bankers were quite determined to keep the economy and inflation from overheating, investors took some pressure off municipal bond yields and prices recovered to some extent.

The Fund's Class A share total return of 1.12%, without sales charge, was slightly better than that of the Lipper Insured Municipal Debt Universe(1), thanks to the maturity structure of the Fund and to short-term tactics used to cushion market-price declines without altering the Fund's long-term positioning. These tactics and the Fund's strategy are discussed on the following pages.

As always, we thank you for choosing Liberty Tax-Exempt Insured Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
July 17, 2000

---------------------------------
  Not FDIC    May Lose Value
  Insured     No Bank Guarantee
---------------------------------

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with investment objectives similar to the fund. The average total return calculated for the Insured Muni Debt Universe was 0.65% for the six months ended May 31, 2000. Returns do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance can not predict future results.

    Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

>     MUNICIPAL BOND YIELD CURVE FLATTENED.

      During the last six months, the municipal yield curve moved up in yield with shorter maturities seeing more yield pressure. Since bond prices move inversely to yields, municipal bond prices fell. Greater yield increases resulted in shorter maturities because of steps by the Federal Reserve to raise short-term interest rates. Longer-term municipals experienced smaller yield increases, in part, because of a growing sense by market participants that the Federal Reserve's actions to raise short-term interest rates would slow economic growth and reduce the likelihood of inflation looking forward.

>     INSURED MUNICIPAL SECURITIES FARED BETTER THAN HIGH-YIELD BONDS.

      High-yield bonds offer greater income than insured bonds, a fact that usually cushions them against price declines relative to insured bonds when interest rates rise. However, this was not enough to counteract problems among health-care bonds that impacted the entire high-yield sector during the six-month period.

> DEFENSIVE STRATEGIES HELPED TO PROTECT THE FUND'S PERFORMANCE WHILE ALLOWING IT TO STAY POSITIONED FOR THE LONG RUN.

      In anticipation of more modest economic growth, moderate inflation, and lower interest rates down the road, the Fund has invested primarily in longer-term securities, which generally perform better in such an environment. However, interest rates moved higher, not lower, during the half-year period. To offset the impact of rising rates without sacrificing its long-term strategy, the Fund used short-term hedging techniques, which aided its returns during the period.

                   LIBERTY TAX-EXEMPT INSURED FUND - CLASS A
                 OUTPERFORMED LIPPER INSURED MUNI DEBT UNIVERSE
                               11/30/99 - 5/31/00

          Liberty Tax-Exempt Insured Fund(1)
          (without sales charge)                            1.12%

          Lipper Insured Muni Debt Universe                 0.65%

(1) Lipper, Inc., a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to the Fund. The total return calculated for the Insured Muni Debt Universe does not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance can not predict future results.

NET ASSET VALUE PER SHARE
AS OF 5/31/00

Class A                  $7.79
------------------------------
Class B                  $7.79
------------------------------
Class C                  $7.79
------------------------------

DISTRIBUTIONS DECLARED PER
SHARE FROM 12/1/99 - 5/31/00(1)

Class A                  $.227
------------------------------
Class B                  $.196
------------------------------
Class C                  $.208
------------------------------

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

SEC YIELDS ON 5/31/00

Class A                  4.31%
------------------------------
Class B                  3.77%
------------------------------
Class C                  4.05%
------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 3.74% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 5/31/00

Class A                  7.14%
------------------------------
Class B                  6.24%
------------------------------
Class C                  6.71%
------------------------------

Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

For the six months ended May 31, 2000, Liberty Tax-Exempt Insured Fund generated a positive total return, despite owning primarily long-term securities in a period when interest rates were rising. We attribute these results to effective use of short-term tactics, the Fund's emphasis on bonds with good call protection, and its positioning along the maturity spectrum.

POSITIONED FOR A LOW-RATE ENVIRONMENT

It appears to us that the Fed is quite serious about slowing down the economy. That, in turn, would likely lead to lower interest rates. We have positioned the Fund for a lower-rate scenario, which would favor long-term securities. We have focused on securities with maturities of 15 to 25 years. Bonds in this range may provide nearly as much yield or current income as 30-year bonds but generally exhibit less price volatility when interest rates change. We also emphasized bonds that are less likely to be redeemed by their issuers if rates fall, such as bonds with longer call features and noncallable bonds.

POSITIONING DAMPENED PERFORMANCE IN THE SHORT RUN

The extensive use of 15- to 25-year securities and zero-coupon bonds dampened the Fund's performance somewhat as municipal yields advanced and prices retreated. Yields for bonds in the 3- to 10-year range, which are more readily influenced by movements of key short-term interest rates, advanced 0.50% to 0.75%. Yields for longer-term municipal issues rose less, by 0.20% to 0.30%, primarily because investors believed that considerably higher inflation would not be a problem in the future and so did not demand higher income for the long run.

As the yield curve flattened, the 15- to 25-year range in which the Fund is focused performed in line with the longer part of the municipal yield curve. Nonetheless, we believe the Fund is well positioned for the long run and stayed true to our strategy.

The market also did not favor zero-coupon bonds during the period. Zeros, as they are called, sell at a discount. Their return to investors is reflected in their gradual appreciation to par value over time as they accrue principal and interest. Because zeros provide no cash flows for reinvestment until maturity, they are more sensitive to interest rate movements than comparable-maturity coupon bonds (i.e., issues that pay out rather than accrue interest). Again, we believe these holdings may benefit the Fund significantly in the long run, so we maintained our commitment.

HEDGING TO REDUCE THE CHALLENGE OF RISING RATES

Instead of altering our strategy, we sold bonds that no longer fit it, such as prerefunded issues and premium-priced intermediate bonds. Investor demand for both types of bonds was solid and we were able to sell our holdings at relatively attractive prices. Then we used the proceeds to provide cash to meet redemptions and to pay for purchases of bonds more in keeping with our outlook.

These short-term maneuvers were effective in offsetting the greater volatility of the portfolio's zero-coupon bonds as well as the general drop in municipal bond prices. Price volatility also was influenced by fortunate timing in the use of tactical hedges, especially in the futures market.

FIRST SIGNS OF A MORE POSITIVE ENVIRONMENT

Our outlook for the municipal bond market is increasingly favorable. As the six-month period came to a close, the first signs of more temperate U.S. economic growth could be seen on the horizon. Less-rapid growth could set the stage for lower interest rates over the long-term, perhaps in 12 to 18 months. If rates fall, we would expect to see rising prices for municipal bonds, especially longer-term issues. We believe that the Fund is well positioned for this market scenario.

/s/ Gary Swayze

GARY SWAYZE is portfolio manager of Liberty Tax-Exempt Insured Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA)

MATURITY BREAKDOWN AS OF 5/31/00

Less than 1 year          1.2%
------------------------------
1-3 years                 0.4%
------------------------------
3-5 years                 1.7%
------------------------------
5-7 years                 1.5%
------------------------------
7-10 years                9.7%
------------------------------
10-15 years              29.1%
------------------------------
15-20 years              24.7%
------------------------------
20-25 years              23.4%
------------------------------
25+ years                 7.2%
------------------------------
Cash equivalents          1.1%
------------------------------

Maturity breakdown is calculated as a percentage of total investments, including short-term obligations. It is based on each security's effective maturity, which reflects prerefundings, mandatory puts bonds and other conditions that affect a bonds maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these maturity breakdowns in the future.


Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/00

Share Class                             A                       B                               C
Inception                        11/20/85                     5/5/92                          8/1/97
-------------------------------------------------------------------------------------------------------------
                            Without       With          Without         With          Without         With
                            Sales         Sales          Sales          Sales          Sales          Sales
                            Charge        Charge         Charge         Charge         Charge         Charge
-------------------------------------------------------------------------------------------------------------
6 months cumulative         1.12%         (3.69)%         0.74%         (4.18)%         0.89%         (0.10)%
-------------------------------------------------------------------------------------------------------------
1 year                     (1.61)         (6.29)         (2.35)         (7.02)         (2.06)         (2.99)
-------------------------------------------------------------------------------------------------------------
5 years                     4.29           3.28           3.51           3.17           4.02           4.02
-------------------------------------------------------------------------------------------------------------
10 years                    5.93           5.41           5.29           5.29           5.79           5.79
--------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

--------------------------------------------------------------------------------------------------------------
Share Class                           A                           B                            C
--------------------------------------------------------------------------------------------------------------
                            Without       With          Without         With          Without         With
                            Sales         Sales          Sales          Sales          Sales          Sales
                            Charge        Charge         Charge         Charge         Charge         Charge
--------------------------------------------------------------------------------------------------------------
6 months cumulative         2.65%         (2.23)%         2.27%         (2.73)%         2.42%          1.42%
--------------------------------------------------------------------------------------------------------------
1 year                     (0.49)         (5.21)         (1.23)         (5.96)         (0.93)         (1.88)
--------------------------------------------------------------------------------------------------------------
5 years                     5.22           4.20           4.43           4.09           4.96           4.96
--------------------------------------------------------------------------------------------------------------
10 years                    6.24           5.72           5.62           5.62           6.11           6.11
--------------------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class shares would have been lower.

-------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 97.0%                                                     PAR         VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 5.9%
EDUCATION - 3.7%
MA State Health and Educational Facilities Authority:
  Harvard University, Series N,
  6.250% 04/01/20                                                            $3,000      $  3,169
  Northeastern University, Series E,
  6.550% 10/01/22                                                             1,500         1,554
UT State Municipal Finance Co-Operative Local Government, Pooled
  Capital Improvement,
  6.800% 05/01/12                                                             1,000         1,052
                                                                                         --------
                                                                                            5,775
                                                                                         --------
STUDENT LOAN - 2.2%
AL State Higher Education Loan Corp.,
  Series 1994 C,
  5.850% 09/01/04                                                             1,000         1,011
NM State Educational Assistance Foundation, Series A,
  6.700% 04/01/02                                                               200           204
PA State Higher Education Assistance Student Loan, IFRN (variable rate)
  Series 1990 B,
  10.027% 03/01/20                                                            2,000         2,303
                                                                                         --------
                                                                                            3,518
                                                                                         --------
--------------------------------------------------------------------------------------------------------
HEALTHCARE - 8.0%
HOSPITAL
IL Health Facility Authority, IFRN (variable rate), Series 1992 B,
  9.061% 05/01/21                                                               500           535
MA Health and Educational Facilities Authority, Valley Regional Health
  System, Series C,
  7.000% 07/01/08                                                             1,585         1,731
MS State Hospital Equipment and Facilities Authority, Rush Medical
  Foundation Project,
  6.700% 01/01/18                                                               250           259
OK State Industrial Authority, Baptist Medical Center, Series C,
  7.000% 08/15/04                                                             1,500         1,604
SC Charleston County, Care Alliance Healthcare, Series 1999 A,
  5.125% 08/15/16                                                             1,000           921
TN Knox City Health Education and Housing Facilities,
  5.250% 01/01/15                                                             5,000         4,662
WA State Health Care Facilities Authority, Multicare Health System,
  Series 1998,
  5.000% 08/15/22                                                             1,000           838
WI State Health & Educational Facilities Authority, Bellin Memorial
  Hospital,
  6.625% 02/15/08                                                             1,000         1,062
  Waukesha Memorial Hospital,
  7.250% 08/15/19                                                                60            61
Milwaukee Regional Medical Center
  Series 1990,
  7.500% 08/01/11                                                            $1,000      $  1,014
                                                                                         --------
                                                                                           12,687
                                                                                         --------
-------------------------------------------------------------------------------------------------
HOUSING - 5.3%
MULTI-FAMILY - 2.8%
IL Onterie Center Housing Finance Corp., Onterie Center Project, Series
  1992 A,
  7.050% 07/01/27                                                             2,000         2,073
MA State Housing Finance Agency, Series A,
  6.400% 01/01/09                                                             1,760         1,817
MD Howard County Medical Mortgage Heartlands Elderly Apartments, Series
  1985,
  8.875% 12/01/10                                                               490           506
                                                                                         --------
                                                                                            4,396
                                                                                         --------
SINGLE-FAMILY - 2.5%
FL Brevard County Housing Finance Authority, Series C,
  7.000% 09/01/23                                                                40            41
LA Jefferson Parish Home Mortgage Authority, Series 1999 B-1,
  6.750% 06/01/30                                                             1,000         1,038
MA State Housing Finance Agency Series 21,
  7.125% 06/01/25                                                             1,275         1,310
MS Housing Finance Corporation Single Family Mortgage,
  8.250% 10/15/18                                                             1,475         1,506
                                                                                         --------
                                                                                            3,895
                                                                                         --------
-------------------------------------------------------------------------------------------------
OTHER - 8.9%
POOL/BOND BANK - 0.9%
MI Municipal Bond Authority, Local Government Loan Program,
  Series 1991 C,
  (a) 06/15/15                                                                3,380         1,383
                                                                                         --------
REFUNDED/ESCROWED (b) - 8.0%
FL Dunedin, Mease Health Care Center,
  Series 1991,
  6.750% 11/15/11                                                               100           104
FL Hollywood Water & Sewer Revenue,
  6.750% 10/01/11                                                                50            52
GA Fulton County, Series 1992,
  6.375% 01/01/14 (c)                                                         5,810         6,245
IL Decatur,
  6.900% 10/01/14                                                               250           257
IL State Health Facilities Authority, Rockford Memorial Hospital,
  Series B,
  6.750% 08/15/18                                                                50            52
MA Health and Educational Facilities, McLean Hospital, Series C,
  6.625% 07/01/15                                                               500           525
MA State Port Authority, Series 1990 A,
  7.500% 07/01/20                                                               235           240
OR Porland International Airport,
  7.100% 07/01/21                                                             1,125         1,257
OR Portland, Portland International Airport,
  Series 1991 7-B,
  7.100% 07/01/21                                                                50            52
PA Pottstown Borough Authority Sewer, Guaranteed Sewer Revenue, Series
  1991,
  (a) 11/01/16                                                                1,000           374
SC Piedmont Municipal Power Agency,
  Series 1991 A,
  6.125% 01/01/07                                                                75            79
SC State Ports Authority, Series 1991:
  6.500% 07/01/06                                                               125           129
  6.750% 07/01/21                                                             1,500         1,556
TN Chattanooga-Hamilton County Series 1991 B, IFRN (variable rate),
  8.871% 05/25/21 (c)                                                         1,000         1,070
TX Colorado River Municipal Water District, Water Transmission
  Facilities, Series 1991 A,
  6.625% 01/01/21                                                               250           253
WA Clark County Public Utilities District
  Number 001 Electric System,
  6.500% 01/01/11                                                               200           206
WA State Public Power Supply System, Nuclear Project No. 2, Series A,
  6.500% 07/01/05                                                               200           208
                                                                                         --------
                                                                                           12,659
                                                                                         --------
-------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.2%
RECREATION - 0.1%
CA State Fairs Financing Authority, Series 1991,
  6.500% 07/01/11                                                               170           176
                                                                                         --------
OTHER - 0.1%
IL State, Civic Center, Series 1990 A,
  7.000% 12/15/13                                                               200           206
                                                                                         --------
-------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.9%
RESOURCE RECOVERY
SC Charleston County Solid Waste User Fee,
  6.500% 01/01/09                                                             1,405         1,482
                                                                                         --------
-------------------------------------------------------------------------------------------------
TAX-BACKED - 30.2%
LOCAL APPROPRIATED - 4.0%
IL Chicago Board of Education, Series 1992 A,
  6.250% 01/01/15 (c)                                                         6,000         6,330
                                                                                         --------
LOCAL GENERAL OBLIGATIONS - 13.4%
AZ Maricopa County School District, Number 8 Osborn,
  7.500% 07/01/08                                                             1,235         1,406
AZ Mohave County Unified High School District, Series B,
  8.500% 07/01/06                                                               250           291
AZ Tucson, Series 1994 G,
  7.625% 07/01/14                                                             3,140         3,759
CO El Paso County School District No. 11,
  Series 1996,
  7.100% 12/01/18                                                            $4,420      $  5,077
CO Highlands Ranch Metropolitan District No. 2, Series 1996,
  6.500% 06/15/12                                                             1,000         1,089
GA Columbia County School District, Series A,
  6.750% 04/01/08                                                             1,695         1,843
IL Chicago, City Colleges, Series 1999,
  (a) 01/01/14 (c)                                                            2,000           895
MD Baltimore:
  7.000% 10/15/08                                                               300           333
  7.000% 10/15/09                                                             1,055         1,179
MI Hudsonville Public Schools, Series 1997,
  5.150% 05/01/27                                                             1,000           872
MI Montabella Community School District,
  Series 1999,
  5.250% 05/01/20                                                             1,000           909
NV Clark County, Series A,
  7.500% 06/01/07                                                               350           393
OH Greater Cleveland Regional Transportation Authority, Series 1996,
  5.600% 12/01/11                                                             1,000         1,009
OH Hilliard School District, Series 2000,
  5.750% 12/01/24                                                             1,000           968
PA Allegheny County Institution District,
  Series 18,
  (a) 04/01/10 (c)                                                            2,000         1,146
                                                                                         --------
                                                                                           21,169
                                                                                         --------
SPECIAL NON-PROPERTY TAX - 6.0%
IL Metropolitan Pier & Exposition Authority, McCormick Place Expansion
  Project,
  Series A,
  (a) 06/15/16                                                                3,750         1,428
NY State Local Government Assistance Corp., Series 1993 E,
  5.000% 04/01/21                                                             3,175         2,793
NY Triborough Bridge & Tunnel Authority,
  Series A,
  6.625% 01/01/17                                                               250           257
PR Commonwealth of Puerto Rico Highway & Transportation Authority,
  Series 1996 Y,
  6.250% 07/01/12                                                             3,000         3,230
WA Central Puget Sound Regional Transportation Authority, Series 1998,
  5.250% 02/01/21 (c)                                                         2,000         1,821
                                                                                         --------
                                                                                            9,529
                                                                                         --------
STATE APPROPRIATED - 6.0%
IN State Office Building Commission, Women's Prison, Series B,
  6.250% 07/01/16                                                             8,000         8,433
WV State Building Commission, Series 1998 A,
  5.375% 07/01/18                                                             1,000           955
                                                                                         --------
                                                                                            9,388
                                                                                         --------
STATE GENERAL OBLIGATIONS - 0.8%
CA State, Series 1995,
  10.000% 10/01/06                                                           $1,000      $  1,270
                                                                                         --------
-------------------------------------------------------------------------------------------------
TRANSPORTATION - 10.9%
AIR TRANSPORTATION - 0.7%
NY Port Authority of New York & New Jersey, JFK International Air
  Terminal, Series 6,
  6.250% 12/01/08                                                             1,000         1,059
                                                                                         --------
AIRPORT - 3.1%
GA Atlanta, Series 2000 A,
  5.500% 01/01/26                                                             2,000         1,870
HI State, Airport System Revenue, Airport System Revenue, Series 2,
  6.750% 07/01/21                                                               250           258
IL Chicago O'Hare International Airport Special Facility, International
  Terminal,
  6.750% 01/01/12                                                               300           310
MA State Port Authority, Series 1990 A,
  7.500% 07/01/20                                                               765           782
TX Dallas-Fort Worth Regional Airport,
  Series A,
  7.375% 11/01/11                                                             1,380         1,497
TX Houston Airport System Revenue, Series A,
  6.750% 07/01/21                                                               200           207
                                                                                         --------
                                                                                            4,924
                                                                                         --------
TOLL FACILITIES - 1.1%
CO E-470 Public Highway Authority,
  Series 2000 B,
  (a) 09/01/18                                                                1,000           324
NY State Thruway Authority, Series 1997 D,
  5.375% 01/01/27                                                             1,395         1,258
TX Harris County, Toll Road Revenue,
  6.500% 08/15/11                                                               120           125
                                                                                         --------
                                                                                            1,707
                                                                                         --------
TRANSPORTATION - 6.0%
IL Regional Transportation Authority, Series C,
  7.750% 06/01/20                                                             5,000         6,048
NY New York City Transportation Authority, Series 1999 A,
  5.250% 01/01/29                                                             2,000         1,769
SC State Ports Authority, Series 1991:
  6.500% 07/01/06                                                               125           129
  6.750% 07/01/21                                                             1,500         1,556
                                                                                         --------
                                                                                            9,502
                                                                                         --------
-------------------------------------------------------------------------------------------------
UTILITY - 26.7%
INVESTOR OWNED - 7.6%
DE State Economic Development Authority, New Castle County Gas System,
  Series 1991-C,
  7.150% 07/01/21                                                             1,000         1,039
HI State Department of Budget and Finance, Hawaiian Electric Co.
  Series A,
  6.600% 01/01/25 (c)                                                         4,000         4,103
MI St. Clair County Economic Development Corp., Detroit Edison Co.,
  Series 1933 AA,
  6.400% 08/01/24                                                             1,000         1,034
NV Clark County Pollution Control Nevada Power Company, Series 1992-B,
  6.600% 06/01/19                                                             3,500         3,654
NY New York Energy Research & Development Adjusted Gas Facilities,
  Brooklyn Union Gas Company Series 1989-B,
  6.750% 02/01/24                                                             2,000         2,086
                                                                                         --------
                                                                                           11,916
                                                                                         --------
JOINT POWER AUTHORITY - 11.4%
CA Southern California Power Authority, Palo Vero Project,
  Series 1989 A,
  5.000% 07/01/15                                                            $1,000      $    932
GA Municipal Electric Authority Power,
  Series 1997 Y,
  6.400% 01/01/13                                                             1,000         1,076
SC Piedmont Municipal Power Agency,
  Series 1991 A,
  6.125% 01/01/07                                                               425           442
SC State Public Service Authority, Series A,
  6.250% 01/01/22                                                             3,500         3,552
TX State Municipal Power Agency,
  (a) 09/01/10 (c)                                                            5,000         2,799
  (a) 09/01/11                                                                7,900         4,148
  (a) 09/01/12                                                                3,000         1,473
  (a) 09/01/15                                                                8,975         3,611
                                                                                         --------
                                                                                           18,033
                                                                                         --------
MUNICIPAL ELECTRIC - 1.8%
AK Anchorage, Series 1993,
  8.000% 12/01/09 (c)                                                         1,000         1,188
SD Heartland Consumers Power District,
  6.000% 01/01/09                                                               300           311
WA State Public Power Supply System, Nuclear Project No. 2,
  Series 1992 A,
  (a) 07/01/11                                                                2,315         1,242
                                                                                         --------
                                                                                            2,741
                                                                                         --------
WATER & SEWER - 5.9%
FL Lee County, Series 1999 A,
  4.750% 10/01/23                                                             2,975         2,450
FL Saint John's County Water and Sewer Saint Augustine Shores System,
  Series 1991 A:
  (a) 06/01/13 (c)                                                            2,600         1,224
  (a) 06/01/14                                                                1,500           662
FL Tampa Bay,
  6.631% 10/01/29                                                             1,000           926
GA Fulton County, Series 1992,
  6.375% 01/01/14                                                               190           203
IL Kankakee Sewer Series 1991,
  7.000% 05/01/16                                                             1,000         1,069
MA State Water Resources Authority,
  Series 1998 B,
  4.500% 08/01/22                                                             1,000           790
OH Cleveland, Series 1993 G,
  5.500% 01/01/21                                                             1,015           969
VA Loudoun County Sanitation Authority,
  Series 1992,
  6.250% 01/01/16                                                             1,000         1,023
                                                                                         --------
                                                                                            9,316
                                                                                         --------
TOTAL MUNICIPAL BONDS
  (cost of $147,966) (d)                                                                  153,061
                                                                                         --------
SHORT-TERM OBLIGATIONS - 1.1%
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
CO Jefferson County, Rocky Mountain Butterfly, Series 1998,
  4.250% 06/01/10                                                               800           800
IA State Higher Education Loan Authority, St. Ambrose University,
  Series 1999,
  4.350% 10/01/09                                                               200           200
IL Galesburg, Knox College, Series 1999,
  4.300% 07/01/24                                                               200           200
MN Minneapolis, Series 1999,
  4.100% 12/01/18                                                               500           500
                                                                                         --------
TOTAL SHORT-TERM OBLIGATIONS                                                  1,700
                                                                                         --------
OTHER ASSETS & LIABILITIES, NET - 1.9%                                                      3,011
-------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $157,772
                                                                                         --------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) The Fund has been informed that the issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) These securities, or a portion thereof, with a total market value of $96,821 are being used to collateralize open futures contracts.
(d) Cost for federal income tax purposes is the same.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2000.

       ACRONYM                         NAME
-----------------------------------------------------------
        IFRN                Inverse Floating Rate Note

SUMMARY OF SECURITIES BY INSURER
                                                                  % OF
INSURER                                                        NET ASSETS
------------------------------------------------------------------------------
Municipal Bond Insurance Agency                                   30.0%
AMBAC Indemnity Corporation                                       27.2%
Financial Guarantee Insurance Company                             26.0%
Uninsured Securities                                              10.8%
Financial Security Assurance                                       6.0%
                                                                 ------
                                                                 100.0%
                                                                 ------
Long futures contract open at May 31, 2000:

                            PAR VALUE                            UNREALIZED
                            COVERED BY         EXPIRATION       APPRECIATION
TYPE                        CONTRACTS             MONTH          AT 05/31/00
------------------------------------------------------------------------------
Municipal Bond                15,800            September           $286
Treasury Note                  2,500            September             31
                                                                    ----
                                                                    $317
                                                                    ----
See notes to financial statements.

-------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------
May 31, 2000
(Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $147,966)                                                    $153,061
Short-term obligations                                                                     1,700
                                                                                        --------
                                                                                         154,761
Receivable for:
  Interest                                                                   2,961
  Investments sold                                                           1,289
  Fund shares sold                                                             160
  Variation margin on futures                                                  142
Other                                                                           32         4,584
                                                                             -----      --------
  Total Assets                                                                           159,345

LIABILITIES
Payable for:
  Investments purchased                                                        988
  Distributions                                                                225
  Fund shares repurchased                                                      168
Accrued:
  Management fee                                                                74
  Transfer agent fees                                                           19
  Bookkeeping fees                                                               5
  Deferred Trustees fees                                                         6
Other                                                                           88
                                                                             -----
  Total Liabilities                                                                        1,573
                                                                                        --------
NET ASSETS                                                                              $157,772
                                                                                        --------
Net asset value & redemption price per share --
  Class A ($127,855/16,419)                                                             $   7.79(a)
                                                                                        ========
Maximum offering price per share -- Class A ($7.79/0.9525)                              $   8.18(b)
                                                                                        ========
Net asset value & offering price per share -- Class B ($29,534/3,793)                   $   7.79(a)
                                                                                        ========
Net asset value & offering price per share -- Class C ($383/49)                         $   7.79(a)
                                                                                        ========
COMPOSITION OF NET ASSETS
Capital paid in                                                                         $154,899
Overdistributed net investment income                                                       (191)
Accumulated net realized loss                                                             (2,348)
Net unrealized appreciation on:
  Investments                                                                              5,095
  Open futures contracts                                                                     317
                                                                                        ========
                                                                                        $157,772
                                                                                        ========
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-----------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                                                $ 4,954

EXPENSES
Management fee                                                               $   474
Service fee                                                                      208
Distribution fee -- Class B                                                      120
Distribution fee -- Class C                                                        3
Transfer agent fee                                                               136
Bookkeeping fee                                                                   34
Trustees fee                                                                       9
Audit fee                                                                         11
Legal fee                                                                          3
Custodian fee                                                                    (a)
Registration fee                                                                  18
Reports to shareholders                                                            6
Other                                                                             10
                                                                             -------
Total expenses                                                                 1,032
Fees waived by
  the Distributor -- Class C                                                      (1)      1,031
                                                                             -------    --------
    Net Investment Income                                                                  3,923
                                                                                        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                                   (507)
  Closed futures contracts                                                       (48)
                                                                             -------
    Net Realized Loss                                                                      (555)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                                                 (2,008)
  Open futures contracts                                                         390
                                                                             -------
    Net Change in Unrealized Appreciation/Depreciation                                   (1,618)
                                                                                        -------
    Net Loss                                                                             (2,173)
                                                                                        -------
Increase in Net Assets from Operations                                                  $ 1,750
                                                                                        =======

(a) Rounds to less than one.

See notes to financial statements.

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
(In thousands)

                                                                         (UNAUDITED)
                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                           MAY 31,           NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                           2000                 1999
---------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $  3,923             $  8,489
Net realized gain (loss)                                                      (555)               1,220
Net change in unrealized appreciation/depreciation                          (1,618)             (15,686)
                                                                          --------             --------
    Net Increase (Decrease) from Operations                                  1,750               (5,977)

DISTRIBUTIONS
From net investment income -- Class A                                       (3,250)              (7,007)
From net realized gains -- Class A                                            (458)              (1,764)
From net investment income -- Class B                                         (656)              (1,386)
From net realized gains -- Class B                                            (112)                (396)
From net investment income -- Class C                                          (10)                 (34)
From net realized gains -- Class C                                              (2)                  (9)
                                                                          --------             --------
                                                                            (2,738)             (16,573)
                                                                          --------             --------

FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                                          1,736                3,500
Value of distributions reinvested -- Class A                                 2,292                5,475
Cost of shares repurchased -- Class A                                      (14,736)             (26,719)
                                                                          --------             --------
                                                                           (10,708)             (17,744)
                                                                          --------             --------
Receipts for shares sold -- Class B                                          1,235                6,322
Value of distributions reinvested -- Class B                                   465                1,144
Cost of shares repurchased -- Class B                                       (6,019)              (7,610)
                                                                          --------             --------
                                                                            (4,319)                (144)
                                                                          --------             --------
Receipts for shares sold -- Class C                                            100                  477
Value of distributions reinvested -- Class C                                    10                   35
Cost of shares repurchased -- Class C                                         (356)                (501)
                                                                          --------             --------
                                                                              (246)                  11
                                                                          --------             --------
    Net Decrease from Fund Share Transactions                              (15,273)             (17,877)
                                                                          --------             --------
    Total Decrease                                                         (18,011)             (34,450)

NET ASSETS
Beginning of period                                                        175,783              210,233
                                                                          --------             --------
End of period (net of overdistributed net investment income of
  $191 and $198, respectively)                                            $157,772             $175,783
                                                                          --------             --------

NUMBER OF FUND SHARES
Sold -- Class A                                                                223                  418
Issued for distributions reinvested -- Class A                                 293                  658
Repurchased -- Class A                                                      (1,877)              (3,222)
                                                                          --------             --------
                                                                            (1,361)              (2,146)
                                                                          --------             --------
Sold -- Class B                                                                159                  759
Issued for distributions reinvested -- Class B                                  60                  137
Repurchased -- Class B                                                        (769)                (927)
                                                                          --------             --------
                                                                              (550)                 (31)
                                                                          --------             --------
Sold -- Class C                                                                 13                   56
Issued for distributions reinvested -- Class C                                   1                    4
Repurchased -- Class C                                                         (46)                 (61)
                                                                          --------             --------
                                                                               (32)                  (1)
                                                                          --------             --------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Liberty Tax-Exempt Insured Fund (formerly Colonial Tax-Exempt Insured Fund) (the Fund), a series of Liberty Funds Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

                                              CONVERTS TO
ORIGINAL PURCHASE                            CLASS A SHARES
-----------------                            --------------
Less than $250,000                              8 years
$250,000 to less than $500,000                  4 years
$500,000 to less than $1,000,000                3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Liberty Tax-Exempt Fund, and Liberty High Yield Municipal Fund as follows:

              Average Net Assets         Annual Fee Rate
              ------------------         ---------------
               First $1 billion               0.60%
               Next $2 billion                0.55%
               Next $1 billion                0.50%
               Over $4 billion                0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended May 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $2,479 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $47,184 and $925 on Class A, Class B and Class C shares, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,651 of custodian fees were reduced by balance credits applied during the six months ended May 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations were $13,676,726 and $30,739,201, respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                               $ 6,635,341
    Gross unrealized depreciation                                (1,540,198)
                                                                -----------
        Net unrealized appreciation                             $ 5,095,143
                                                                ===========

OTHER
The Fund has greater than 10% of its net assets at May 31, 2000 invested in Illinois and Massachusetts.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 2000.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                                                      (UNAUDITED)
                                                                             SIX MONTHS ENDED MAY 31, 2000
                                                               ----------------------------------------------------------
                                                                CLASS A                   CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  7.920                  $ 7.920                  $7.920
                                                                --------                  -------                  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.201                    0.170                   0.182(a)
Net realized and unrealized loss                                  (0.104)                  (0.104)                 (0.104)
                                                                --------                  -------                  ------
    Total from Investment Operations                               0.097                    0.066                   0.078
                                                                --------                  -------                  ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        (0.201)                  (0.170)                 (0.182)
From net realized gains                                           (0.026)                  (0.026)                 (0.026)
                                                                --------                  -------                  ------
    Total Distributions Declared to Shareholders                  (0.227)                  (0.196)                 (0.208)
                                                                --------                  -------                  ------
NET ASSET VALUE, END OF PERIOD                                  $  7.790                  $ 7.790                  $7.790
                                                                ========                  =======                  ======
Total return (b) (c)                                               1.12%                    0.74%                   0.89%(d)
                                                                ========                  =======                  ======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                                    1.09%                    1.84%                   1.54%(a)
Net investment income (e)(f)                                       4.87%                    4.12%                   4.42%(a)
Portfolio turnover                                                    8%                       8%                      8%
Net assets at end of period (000)                               $127,855                  $29,534                  $  383

(a) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30% (annualized).
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                                           YEAR ENDED NOVEMBER 30
                                               ------------------------------------------------------------------------------
                                                               1999                                        1998
                                               ------------------------------------         ---------------------------------
                                               CLASS A        CLASS B      CLASS C          CLASS A       CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  8.620      $  8.620      $  8.620         $  8.470      $ 8.470      $8.470
                                               --------      --------      --------         --------      -------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.374         0.311         0.336(a)         0.384        0.318       0.345(a)
Net realized and unrealized gain (loss)          (0.612)       (0.612)       (0.612)           0.218        0.218       0.218
                                               --------      --------      --------         --------      -------      ------
    Total from Investment Operations             (0.238)       (0.301)       (0.276)           0.602        0.536       0.563
                                               --------      --------      --------         --------      -------      ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                       (0.372)       (0.309)       (0.334)          (0.390)      (0.326)     (0.352)
In excess of net investment income                 --            --            --             (0.011)      (0.009)     (0.010)
From net realized gains                          (0.090)       (0.090)       (0.090)          (0.051)      (0.051)     (0.051)
                                               --------      --------      --------         --------      -------      ------
  Total Distributions Declared to Shareholders   (0.462)       (0.399)       (0.424)          (0.452)      (0.386)     (0.413)
                                               --------      --------      --------         --------      -------      ------
NET ASSET VALUE, END OF PERIOD                 $  7.920      $  7.920      $  7.920         $  8.620      $ 8.620      $8.620
                                               ========      ========      ========         ========      =======      ======
Total return (b)                                (2.87)%       (3.60)%       (3.31)%(c)         7.29%        6.47%       6.80%(c)
                                               ========      ========      ========         ========      =======      ======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                      1.09%         1.84%         1.54%(a)         1.06%        1.81%       1.51%(a)
Net investment income (d)                         4.53%         3.78%         4.08%(a)         4.49%        3.74%       4.04%(a)
Portfolio turnover                                   5%            5%            5%              12%          12%         12%
Net assets at end of period (000)              $140,759      $ 34,383      $    641         $171,812      $37,716      $  705

(a) Net of fees waived by the Distributor which amounted to $0.025 and $0.026 per share, respectively, and 0.30% and 0.30%, respectively.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                                                YEAR ENDED NOVEMBER 30, 1997
                                                                 ---------------------------------------------------------------
                                                                 CLASS A                    CLASS B                   CLASS C(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  8.330                   $ 8.330                   $8.530
                                                                 --------                   -------                   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               0.398                     0.336                    0.118
Net realized and unrealized gain (loss)                             0.136                     0.136                   (0.061)(b)
                                                                 --------                   -------                   ------
    Total from Investment Operations                                0.534                     0.472                    0.057
                                                                 --------                   -------                   ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                         (0.394)                   (0.332)                  (0.117)
                                                                 --------                   -------                   ------
NET ASSET VALUE, END OF PERIOD                                   $  8.470                   $ 8.470                   $8.470
                                                                 ========                   =======                   ======
Total return (c)                                                    6.63%                     5.83%                    0.68%(d)
                                                                 ========                   =======                   ======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                        1.07%                     1.82%                    1.51%(f)
Net investment income (e)                                           4.76%                     4.01%                    4.22%(f)
Portfolio turnover                                                    26%                       26%                      26%
Net assets at end of period (000)                                $181,543                   $38,580                   $  100

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the  timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                                           YEAR ENDED NOVEMBER 30
                                                        ---------------------------------------------------------------------------
                                                                    1996                                           1995
                                                        ------------------------------               ------------------------------
                                                        CLASS A                CLASS B               CLASS A                CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  8.380               $ 8.380               $  7.450               $ 7.450
                                                        --------               -------               --------               -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.403                 0.342                  0.418                 0.359
Net realized and unrealized gain (loss)                   (0.045)               (0.045)                 0.935                 0.935
                                                        --------               -------               --------               -------
    Total from Investment Operations                       0.358                 0.297                  1.353                 1.294
                                                        --------               -------               --------               -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                (0.408)               (0.347)                (0.423)               (0.364)
                                                        --------               -------               --------               -------
NET ASSET VALUE, END OF PERIOD                          $  8.330               $ 8.330               $  8.380               $ 8.380
                                                        ========               =======               ========               =======
Total return (a)                                           4.48%                 3.70%                 18.55%                17.68%
                                                        ========               =======               ========               =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                               1.05%                 1.80%                  1.05%                 1.80%
Net investment income (b)                                  4.92%                 4.17%                  5.20%                 4.45%
Portfolio turnover                                           25%                   25%                    31%                   31%
Net assets at end of period (000)                       $206,713               $44,621               $240,894               $50,016

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and direct brokerage agreements had no impact.

TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.) John J. Neuhauser Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Tax-Exempt Insured Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Insured Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


SEMIANNUAL REPORT
LIBERTY TAX-EXEMPT INSURED FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

L  I  B  E  R  T  Y
--------------------------
                 F U N D S

ALL-STAR       Institutional money management approach for individual investors.

COLONIAL       Fixed income and value style equity investing.

CRABBE
HUSON          A contrarian approach to fixed income and equity investing.

NEWPORT        A leader in international investing.(SM)

STEIN ROE
ADVISOR        Growth style equity investing.

[Keyport
Logo]          A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

----------------------------------------------------
LIBERTY TAX-EXEMPT INSURED FUND    SEMIANNUAL REPORT
----------------------------------------------------


[logo]  L I B E R T Y
        ---------------
              F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


                                                 765-03/836B-0600 (7/00) 00/1191